Consolidated Statement Of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net income (loss)	$ 1,289	$ 1,150	$ 361
Depreciation, Amortization and Accretion, Net	2,801	2,936	2,864
Changes In Fair Value Of Mortgage Servicing Rights	0	0	101
Provision for Loan Losses Expensed Including Discontinued Operations	707	457	570
Gain Loss on Sales of Loans Net Including Discontinued Operations	(45)	(7)	(55)
Available-for-sale Securities Gross Realized Gain Loss Excluding Otti Including Disc Ops	(155)	(181)	(182)
Gain (loss) on extinguishment of debt	357	202	59
Payments for Origination and Purchases of Loans Held-for-sale	(1,770)	0	(6,235)
Proceeds from Sale of Loans Held-for-sale	1,658	62	8,696
Total Charge Recorded Related to ResCap Bankruptcy	0	(150)	(600)
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax	(452)	7	(666)
Deferred income taxes	565	117	(671)
Interest payable	(127)	(411)	(39)
Other assets	526	(132)	2,592
Other liabilities	(247)	(400)	(3,860)
Other, net	(12)	(247)	(434)
Net cash provided by (used in) operating activities	5,095	3,403	2,501
Net Cash Provided by (Used in) Investing Activities [Abstract]
Purchases of available-for-sale securities	(12,250)	(5,417)	(12,304)
Proceeds from sales of available-for-sale securities	6,874	4,260	3,627
Proceeds from maturities of available-for-sale securities	4,255	2,657	5,509
Net (increase) decrease in finance receivables and loans	(13,845)	(5,024)	(2,479)
Proceeds from Sale of Loans Held-for-investment	3,197	2,592	0
Purchases of operating lease assets	(4,685)	(9,884)	(9,196)
Disposals Of Operating Lease Assets	5,546	5,860	2,964
Proceeds from Sale of Mortgage Servicing Rights (MSR)	0	0	911
Proceeds from sale of business units, net	1,049	47	7,444
Increase (Decrease) in Restricted Cash	264	1,625	(70)
Other, net	(152)	72	51
Net cash (used in) provided by investing activities	(9,747)	(3,212)	(3,543)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Net change in short-term borrowings	1,028	(1,494)	1,591
Net increase in bank deposits	8,247	4,851	5,357
Proceeds from issuance of long-term debt	30,665	27,192	27,330
Repayments of long-term debt	(31,350)	(30,426)	(31,892)
Proceeds from Issuance of Common Stock	0	0	1,270
Payments for Repurchase of Redeemable Preferred Stock	(559)	0	0
Payments for Repurchase of Convertible Preferred Stock	0	0	(5,925)
Dividends paid	(2,571)	(268)	(810)
Net cash provided by (used in) financing activities	5,460	(145)	(3,079)
Effect of exchange-rate changes on cash and cash equivalents	(4)	(1)	45
Cash and Cash Equivalents, Period Increase (Decrease)	804	45	(4,076)
Net Cash Provided by (Used in) Discontinued Operations	0	0	2,094
Cash and cash equivalents at beginning of period	5,576	5,531	7,513
Cash and cash equivalents at end of period	6,380	5,576	5,531
Cash and cash equivalents of business units at the time of disposition			1,600
Supplemental Cash Flow Information [Abstract]
Interest	2,632	3,090	3,827
Income taxes	96	8	75
Transfer of Portfolio Loans and Leases to Held-for-sale	1,311	4,631	18
Proceeds from sales and repayments of mortgage loans held-for-investment originally designated as held-for-sale	$ 68	$ 38	$ 51